Deferred income tax assets and liabilities, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets / (liabilities), net
Deferred tax assets / (liabilities), net, at beginning of fiscal year	€ 2,429	€ (2,308)	€ (1,130)
Recognized through equity / other comprehensive income		1,249
Recognized through profit or loss	(3,096)	3,488	(1,178)
Deferred tax assets / (liabilities), net, at end of fiscal year	€ (667)	€ 2,429	€ (2,308)